Financial Instruments - Fair value of Assets and Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Forward contracts-liability position	$ 0	$ (984)
Interest rate swaps-liability position	(180,811)	(170,691)
Forward contracts-asset position	165	0
Total	(180,646)	(171,675)
Quoted Prices Active Markets for Identical Assets (Level 1) [Member]
Derivatives Fair Value [Line Items]
Forward contracts-liability position		0
Interest rate swaps-liability position	0	0
Forward contracts-asset position	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Derivatives Fair Value [Line Items]
Forward contracts-liability position		(984)
Interest rate swaps-liability position	(180,811)	(170,691)
Forward contracts-asset position	165
Total	(180,646)	(171,675)
Unobservable Inputs (Level 3) [Member]
Derivatives Fair Value [Line Items]
Forward contracts-liability position		0
Interest rate swaps-liability position	0	0
Forward contracts-asset position	0
Total	$ 0	$ 0